Basis of preparation and presentation (Details 2) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Trade accounts payable	R$ 48,518	R$ 37,805
Loans and financing	276,020	R$ 112,175	R$ 99,845
Consolidated [member] | Amortized Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Trade accounts receivable	57,185
Transactions with Related Parties	1,660
Trade accounts payable	48,518
Loans and financing	R$ 255,805